SHIPS, PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2022
Disclosure Of Trade And Other Receivables Explanatory [Abstract]
SHIPS, PROPERTY, PLANT AND EQUIPMENT
13	SHIPS, PROPERTY, PLANT AND EQUIPMENT

	Office equipment, furniture and fittings and motor vehicles	Plant and equipment	Ships	Drydocking	Construction in progress	Freehold land and buildings	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000

Cost:
Balance at 1 January 2021	4,339	4,357	633,068	15,425	774	259	658,222
Additions	49	-	25,626	7,829	-	-	33,504
Disposals	(30)	(25)	-	(4,532)	-	-	(4,587)
Reclassification to inventories (Note 12)	-	-	(69,599)	(605)	-	-	(70,204)
Effect of foreign currency exchange differences	(169)	(1)	-	-	-	(21)	(191)
Balance at 31 December 2021	4,189	4,331	589,095	18,117	774	238	616,744
Additions	113	-	2,076	7,230	-	-	9,419
Disposals	(826)	(102)	-	(3,604)	-	(232)	(4,764)
Transfer from right-of-use assets (Note 14)	-	-	23,436	-	-	-	23,436
Reclassification to inventories (Note 12)	-	(2,599)	(38,357)	(341)	-	-	(41,297)
Effect of foreign currency exchange differences	(194)	-	-	-	-	(6)	(200)
Balance at 31 December 2022	3,282	1,630	576,250	21,402	774	-	603,338

Accumulated depreciation:
Balance at 1 January 2021	4,237	3,950	89,373	6,097	-	-	103,657
Depreciation from continuing operations	51	145	18,668	7,053	-	-	25,917
Depreciation from discontinued operation	1	-	-	-	-	-	1
Disposals	(30)	(18)	-	(4,532)	-	-	(4,580)
Reclassification to inventories (Note 12)	-	-	(8,811)	(171)	-	-	(8,982)
Effect of foreign currency exchange differences	(167)	-	-	-	-	-	(167)
Balance at 31 December 2021	4,092	4,077	99,230	8,447	-	-	115,846
Depreciation	57	129	22,822	7,547	-	-	30,555
Disposals	(815)	(83)	-	(3,605)	-	-	(4,503)
Transfer from right-of-use assets (Note 14)	-	-	4,809	-	-	-	4,809
Reclassification to inventories (Note 12)	-	(2,599)	(9,504)	(341)	-	-	(12,444)
Effect of foreign currency exchange differences	(188)	-	-	-	-	-	(188)
Balance at 31 December 2022	3,146	1,524	117,357	12,048	-	-	134,075

Impairment:
Balance at 1 January 2021	-	-	77,769	1,183	310	-	79,262
Impairment losses recognised in profit and loss from discontinued operation	1	-	-	-	-	-	1
Reversal of impairment recognised in profit and loss from continuing operations	-	-	(2,808)	(749)	-	-	(3,557)
Reclassification to inventories (Note 12)	-	-	(11,853)	(434)	-	-	(12,287)
Balance at 31 December 2021	1	-	63,108	-	310	-	63,419
Reversal of impairment loss	-	-	(1,707)	-	-	-	(1,707)
Disposal	(1)	-	-	-	-	-	(1)
Balance at 31 December 2022	-	-	61,401	-	310	-	61,711

Carrying amount:
At 31 December 2022	136	106	397,492	9,354	464	-	407,552

At 31 December 2021	96	254	426,757	9,670	464	238	437,479

Certain ships are pledged to secure bank borrowings as disclosed in Note 25.